Average Annual Total Returns - Voya Target Retirement 2040 Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A S&P Target Date 2040 Index 1 Yr		Class A S&P Target Date 2040 Index 5 Yrs		Class A S&P Target Date 2040 Index 10 Yrs	Class A S&P Target Date 2040 Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I After tax on distributions 1 Yr	Class I After tax on distributions 5 Yrs	Class I After tax on distributions 10 Yrs	Class I After tax on distributions Since Inception	Class I After tax on distributions with sale 1 Yr	Class I After tax on distributions with sale 5 Yrs	Class I After tax on distributions with sale 10 Yrs	Class I After tax on distributions with sale Since Inception	Class I S&P Target Date 2040 Index 1 Yr		Class I S&P Target Date 2040 Index 5 Yrs		Class I S&P Target Date 2040 Index 10 Yrs	Class I S&P Target Date 2040 Index Since Inception		Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R S&P Target Date 2040 Index 1 Yr		Class R S&P Target Date 2040 Index 5 Yrs		Class R S&P Target Date 2040 Index 10 Yrs	Class R S&P Target Date 2040 Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P Target Date 2040 Index 1 Yr		Class R6 S&P Target Date 2040 Index 5 Yrs		Class R6 S&P Target Date 2040 Index 10 Yrs	Class R6 S&P Target Date 2040 Index Since Inception
Total	10.02%	9.76%		9.20%	Dec. 21, 2015	13.37%	[1]	10.95%	[1]	[1]	10.00%	[1]	16.92%	11.35%		10.28%	Dec. 20, 2012	15.48%	10.02%		8.69%	9.95%	8.62%		7.73%	13.37%	[1]	10.95%	[1]	[1]	10.00%	[1]	16.45%	10.81%		9.75%	Jun. 01, 2018	13.37%	[1]	10.95%	[1]	[1]	10.00%	[1]	17.15%	11.42%		10.32%	Dec. 21, 2015	13.37%	[1]	10.95%	[1]	[1]	10.00%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.